DEBT AND CREDIT SOURCES - Other Debt and Credit Sources (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Mar. 31, 2024	Jun. 30, 2018
Debt Instrument [Line Items]
Short-term debt		$ 25,432,000	$ 50,526,000
Loss on extinguishment of debt		0	0	$ 5,075,000
Revolving Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Convertible notes (Note 11)							$ 50,000,000
Term				90 days
Short-term debt		25,000,000	50,000,000
Interest expense		$ 2,300,000	$ 1,600,000		$ 500,000
Revolving Credit Agreement | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Convertible notes (Note 11)						$ 25,000,000
Revolving Credit Agreement | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
Revolving Credit Agreement | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%
Debt facilities July 14, 2020 | Revolving Credit Facility
Debt Instrument [Line Items]
Interest expense				$ 2,600,000
Loss on extinguishment of debt				$ 5,100,000